Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2024	2023

Accounts receivable	$28,715,543	$28,620,423
Less: Allowance for credit losses	(11,434,431)	(7,133,370)
Accounts receivable, net	$17,281,112	$21,487,053

Unbilled accounts receivable included in accounts receivable above amounted to $11,973,816 and $10,030,721 as of December 31, 2024 and 2023, respectively. The unbilled accounts receivables as of December 31, 2024 are expected to be billed within one year and collected over one year. The billed accounts receivable is expected to be collected within one year.

As of April 14, 2025, approximately $1.5 million (or 5.3%) of total accounts receivable as of December 31, 2024 was collected. It represented 4.4% of billed accounts receivable balance and 6.5% of unbilled accounts receivable balance as of December 31, 2024 were subsequently collected, respectively.

Movement of allowance for credit losses is as follows:

	As of December 31,
	2024	2023	2022

Beginning balance	$7,133,370	$7,080,677	$2,607,600
Provision for credit losses	4,625,042	256,834	4,783,518
Written-off	(131,158)	(6,214)	-
Foreign currency translation adjustments	(192,823)	(197,927)	(310,441)
Ending balance	$11,434,431	$7,133,370	$7,080,677